Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2014	Sep. 30, 2013
Statement of Financial Position [Abstract]
Common stock, authorized shares	300,000,000	300,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, issued shares	96,715,797	96,016,358
Common stock, outstanding shares	96,715,797	96,016,358